Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 7,282	$ 8,599	$ 7,654
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,425	250	0
Depreciation expense	1,782	1,810	1,758
Net amortization of investment securities, premiums, and discounts	1,903	1,317	1,058
Stock based compensation expense	17	10	20
Change in fair value of mortgage servicing rights	529	301	576
Gain on sale of investment securities	(602)	(8)	(20)
Gain on sales and dispositions of premises and equipment	(1)	(8)	(60)
Gain on sales and dispositions of other real estate owned and repossessed assets	(207)	(156)	(188)
Provision for other real estate owned	213	17	585
(Increase) decrease in accrued interest receivable	(330)	(37)	183
Increase in cash surrender value - life insurance	(61)	(64)	(71)
Decrease (increase) in other assets	10	1,212	(479)
Decrease (increase) in income tax receivable	307	621	(826)
Increase (decrease) in accrued interest payable	116	9	(53)
Increase in other liabilities	387	911	966
Origination of mortgage loans for sale	(36,017)	(51,307)	(35,434)
Proceeds from the sale of mortgage loans	37,896	51,503	36,623
Gain on sale of mortgage loans, net	(851)	(1,386)	(1,093)
Other, net	(267)	(252)	2,355
Net cash provided by operating activities	13,531	13,342	13,554
Cash flows from investing activities:
Net increase in loans	(112,353)	(9,226)	(28,357)
Purchase of available-for-sale debt securities	(113,357)	(102,367)	(48,942)
Proceeds from maturities of available-for-sale debt securities	51,855	36,143	23,702
Proceeds from calls of available-for-sale debt securities	17,855	26,840	28,605
Proceeds from sales of available-for-sale debt securities	60,720	720	5,334
Proceeds from sales of FHLB stock	0	1,600	439
Purchases of FHLB stock	(1,759)	(4,915)	(1,160)
Purchases of premises and equipment	(1,262)	(872)	(1,342)
Proceeds from sales of premises and equipment	9	11	65
Proceeds from sales of other real estate owned and repossessed assets	4,057	1,836	4,560
Net cash used by investing activities	(94,235)	(50,230)	(17,096)
Cash flows from financing activities:
Net increase in demand deposits	27,940	335	20,318
Net increase (decrease) in interest-bearing transaction accounts	27,651	(1,051)	22,974
Net increase (decrease) in time deposits	7,878	(21,601)	(30,249)
Net (decrease) increase in federal funds purchased and securities sold under agreements to repurchase	(25,327)	38,864	(13,114)
Repayment of FHLB advances	(24,000)	(85,000)	(10,000)
FHLB advances	66,900	92,000	29,000
Purchase of treasury stock	(623)	(33)	0
Cash dividends paid - common stock	(1,097)	(1,058)	(1,017)
Net cash provided by financing activities	79,322	22,456	17,912
Net (decrease) increase in cash and cash equivalents	(1,382)	(14,432)	14,370
Cash and cash equivalents, beginning of year	28,377	42,809	28,439
Cash and cash equivalents, end of year	26,995	28,377	42,809
Cash paid during the year for:
Interest	5,547	4,992	5,097
Income taxes	3,760	3,509	2,265
Supplemental schedule of noncash investing and financing activities:
Other real estate and repossessions acquired in settlement of loans	$ 2,233	$ 5,804	$ 1,975